Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expenses

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
	(RMB in thousands)
Processing and servicing cost	9,968	5,179	246
Sales and marketing expenses	30,508	23,142	17,454
Research and development expenses	39,413	30,386	23,547
General and administrative expenses	107,995	97,613	76,605
Total share‑based compensation expenses	187,884	156,320	117,852

Summary of Number of Shares Available for Issuance

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2020	11,527
Additions	3,641
Granted	(13,736)
Cancelled/forfeited	5,201
December 31, 2021	6,633
Additions	3,677
Granted	(9,219)
Cancelled/forfeited	6,249
December 31, 2022	7,340
Additions	3,698
Granted	(23,570)
Cancelled/forfeited	55,143
December 31, 2023	42,611

Schedule of Activities for Stock Options

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2020	13,660	1.7569	7.87	189,072
Granted*	13,489	0.5000	—	—
Exercised	(2,426)	0.4529	—	—
Cancelled/forfeited	(4,594)	3.2215	—	—
December 31, 2021	20,129	0.7227	8.43	155,018
Granted*	8,639	0.5000	—	—
Exercised	(890)	0.3817	—	—
Cancelled/forfeited	(6,016)	0.6138	—	—
December 31, 2022	21,862	0.6894	7.89	69,878
Granted*	8,695	1.2697	—	—
Exercised	(1,927)	0.4644	—	—
Cancelled/forfeited	(10,773)	0.7456	—	—
December 31, 2023	17,857	0.8850	7.43	38,242
Vested and expected to vest as of December 31, 2023	17,258	0.8967	7.40	36,126
Exercisable as of December 31, 2023	8,717	0.6669	5.99	27,010

* No stock options were granted to non-employee directors for the years presented.

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2020	410	0.0001	6.58	8,962
Granted	—	—	—	—
Exercised	(160)	0.0001	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2021	250	0.0001	5.58	3,076
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2022	250	0.0001	4.58	1,654
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2023	250	0.0001	3.58	1,629
Vested and expected to vest as of December 31, 2023	250	0.0001	3.58	1,629
Exercisable as of December 31, 2023	250	0.0001	3.58	1,629

Schedule of Estimated Fair Value of Stock Option Granted	the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2021	2022	2023
Expected volatility	46.68%~47.79%	47.26%~47.52%	45.96%~46.68%
Risk-free interest rate (per annum)	1.11%~1.64%	2.41%~4.07%	3.58%~3.97%
Exercise multiples	1.5~2.5	1.5	1.5
Expected dividend yield	—	—	—
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of grants (US$)	1.91~6.31	0.32~1.48	0.42~1.66

Summary of Activities for Restricted Shares Units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2020	3,654	5.27
Granted*	247	3.21
Vested	(1,226)	5.35
Cancelled/forfeited	(607)	5.12
December 31, 2021	2,068	5.02
Granted*	580	0.93
Vested	(1,037)	5.18
Cancelled/forfeited	(233)	5.02
December 31, 2022	1,378	3.17
Granted*	14,875	1.00
Vested	(880)	4.23
Cancelled/forfeited	—	—
December 31, 2023	15,373	1.01

* No restricted share units were granted to non-employee directors for the years presented.